Trade Receivables and Reseller Financing - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Bottom of range [member]
Summary of trade receivables [line items]
Terms of reseller financing	12 months
Reseller financing rate per month	0.00%
Top of range [member]
Summary of trade receivables [line items]
Terms of reseller financing	60 months
Reseller financing rate per month	1.00%
Average [member]
Summary of trade receivables [line items]
Terms of reseller financing	40 months